Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Jun. 27, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
PGIM Muni High Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,412.73	$ 11,202.08	$ 11,066.25	$ 12,494.16	$ 11,536.05	$ 11,387.03	$ 10,472.52	$ 10,149.24	$ 10,000.00
PGIM Muni High Income Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 14,081.93	12,718.99	12,576.47	14,214.03	13,134.86	12,972.08	11,934.28	11,594.53		$ 11,466.71	$ 10,464.09	$ 10,000.00
PGIM Muni High Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 12,726.58	11,628.13	11,614.95	13,256.33	12,373.36	12,339.89	11,463.46	11,237.63		11,237.55	10,360.32	10,000.00
PGIM Muni High Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 13,297.29	12,051.44	11,943.56	13,525.43	12,527.46	12,399.89	11,433.54	11,123.93		11,033.27	10,097.62	9,674.96
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708.44	11,979.06	11,778.32	12,891.14	12,467.75	12,077.00	11,108.35	11,054.44	10,000	10,957.64	10,252.46	10,000
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Account Value	$ 15,545.65	13,833.49	13,761.68	15,301.44	13,640.76	13,510.70	12,304.22	11,584.81	10,000	11,329.76	9,992.88	10,000
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)
Account Value	$ 14,083.83	$ 12,897.56	$ 12,753.52	$ 14,068.25	$ 13,061.73	$ 12,781.04	$ 11,697.36	$ 11,322.04	$ 10,000	$ 11,146.26	$ 10,124.45	$ 10,000